Notes to the Balance Sheet - Summary of Deferred Tax Assets (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Asset	€ 186,545,176	€ 132,806,097